[letterhead of Causeway Capital Management Trust]

October 17, 2014

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Causeway Capital Management Trust
Causeway International Opportunities Fund
File Nos. 333-67552; 811-10467
Post-Effective Amendment No. 32 Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Causeway International Opportunities Fund that the Prospectus and Statement of Additional Information dated October 15, 2014, as supplemented on October 16, 2014, that would have been filed pursuant to Rule 497(c) of the 1933 Act does not differ from that filed as part of Post-Effective Amendment No. 32 filed electronically on October 15, 2014, as supplemented on October 16, 2014.

Please do not hesitate to contact me at (310) 231-6117 should you have any questions.

Sincerely,

/s/ Turner Swan

Turner Swan

President, Causeway Capital Management Trust